COMMON SHARE CAPITAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,258,320,461
Balance at beginning of the period	$ 6,663.0
Repurchase and cancellation of shares (in shares)	(17,608,678)
Balance at end of the period (shares)	1,244,332,772	1,258,320,461
Balance at end of the period	$ 6,649.6	$ 6,663.0
Total common share capital	$ 4,427.7	$ 4,473.7
Common share capital
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,258,320,000	1,253,766,000
Balance at beginning of the period	$ 4,473.7	$ 14,926.2
Transfer to contributed surplus on reduction of stated capital		$ (10,473.4)
Repurchase and cancellation of shares (in shares)	(17,608,000)
Repurchase and cancellation of shares	$ (62.9)
Issued under share option and restricted share plans (shares)	3,621,000	4,554,000
Issued under share option and restricted share plans	$ 16.9	$ 20.9
Balance at end of the period (shares)	1,244,333,000	1,258,320,000
Balance at end of the period	$ 4,427.7	$ 4,473.7
Total common share capital	$ 4,427.7	$ 4,473.7